LOANS TO THIRD PARTIES	12 Months Ended
Dec. 31, 2015
LOANS TO THIRD PARTIES [Abstract]
LOANS TO THIRD PARTIES
5.	LOANS TO THIRD PARTIES

In August 2015, the Company entered into an agreement with Galassia International Holding Shares Limited and its subsidiary (collectively, "Galassia"), third parties. Pursuant to the agreement, a loan in the principal amount of $17 million at an interest rate of 10% per annum was made to Galassia in August 2015. The repayment of the loan was secured by certain personal guarantees from the founding owners of Galassia and the loan was repayable within three months from the date of the repayment demand notice to be issued by the Company. In December 2015, the Company issued the demand notice to Galassia and received a repayment of principal of $3.7 million. The remaining amount of the loan together with relevant interests was subsequently settled in April 2016.

In June and September 2015, the Company entered into two loan agreements with Beijing ShenLanZhiGuang Co., Ltd ("SLZG"), a third party, and loans of an aggregated amount of $1.4 million was made to SLZG. The loans were interest-free, unsecured and repayable on demand.